Mezzanine Equity - Summary of Redeemable Convertible Preferred Stock (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Temporary Equity [Line Items]
Redeemable convertible preferred stock, Shares issued		1,465,100	947,163
Redeemable convertible preferred stock, Shares outstanding		1,465,100	947,163
Redeemable convertible preferred stock, Aggregate conversion amount		$ 1,997,650	$ 1,220,745
Redeemable convertible preferred stock, Carrying value	$ 0	$ 48,274,279	$ 23,696,228
Series A
Temporary Equity [Line Items]
Redeemable convertible preferred stock, Shares issued		200,000	200,000
Redeemable convertible preferred stock, Shares outstanding		200,000	200,000
Redeemable convertible preferred stock, Per share original issue price		$ 0.5	$ 0.5
Redeemable convertible preferred stock, Aggregate conversion amount		$ 100,000	$ 100,000
Redeemable convertible preferred stock, Carrying value		$ 100,000	$ 100,000
Series A1
Temporary Equity [Line Items]
Redeemable convertible preferred stock, Shares issued		1,265,100	747,163
Redeemable convertible preferred stock, Shares outstanding		1,265,100	747,163
Redeemable convertible preferred stock, Per share original issue price		$ 1.5	$ 1.5
Redeemable convertible preferred stock, Aggregate conversion amount		$ 1,897,650	$ 1,120,745
Redeemable convertible preferred stock, Carrying value		$ 48,174,279	$ 23,596,228